UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09140
                                                     ---------

                           Virtus Institutional Trust
    -------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
    -------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Kevin J. Carr, Esq.
    Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
                                100 Pearl Street
                             Hartford, CT 06103-4506
    -------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                   Date of reporting period: December 31, 2009
                                             -----------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                                                          ANNUAL
                                                                          REPORT

                                     VIRTUS
                                  MUTUAL FUNDS

--------------------------------------------------------------------------------

                         Virtus Institutional Bond Fund



--------------------------------------------------------------------------------

TRUST NAME:                     December 31, 2009                   Eligible
VIRTUS                                                          shareholders can
INSTITUTIONAL                                                     sign up for
TRUST                                                              eDelivery
                                                                       at
                                                                   Virtus.com

NOT FDIC INSURED              NO BANK GUARANTEE                  MAY LOSE VALUE

TABLE OF CONTENTS


VIRTUS INSTITUTIONAL BOND FUND
("Institutional Bond Fund")

Message to Shareholders....................................................    1
Disclosure of Fund Expenses................................................    3
Fund Summary...............................................................    5
Schedule of Investments....................................................    8
Statement of Assets and Liabilities........................................   16
Statement of Operations....................................................   17
Statement of Changes in Net Assets.........................................   18
Financial Highlights.......................................................   20
Notes to Financial Statements..............................................   22
Report of Independent Registered Public Accounting Firm....................   29
Tax Information Notice.....................................................   30
Board of Trustees' Consideration of Advisory and
   Sub-Advisory Agreements.................................................   31
Fund Management Tables.....................................................   34



--------------------------------------------------------------------------------

PROXY VOTING PROCEDURES (FORM N-PX)

The adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, 2009, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.


FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for the Fund with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

--------------------------------------------------------------------------------

This report is not authorized for distribution to prospective investors in the Virtus Institutional Bond Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

                             MESSAGE TO SHAREHOLDERS

Dear Fellow Shareholders of Virtus Mutual Funds:

[PHOTO OMITTED]

We ended 2008 sadly disappointed in the course of the economy and unsure about the future. A year later, we can take stock of 2009 with a measure of relief and tempered optimism toward 2010.

While 2008 was an unprecedented year in the financial markets, 2009 was an entire business cycle crammed into one year. The U.S. economy suffered its worst first quarter in three decades. We witnessed a measure of stabilization during the second quarter, then enjoyed the beginnings of what we hope will be a productive growth cycle in the third and fourth quarters.

The equity markets reflected this pattern, hitting recent lows in early March before recovering throughout the year. The Dow Jones Industrial Average fell to 6,440 on March 9, 2009, then ended the year up 19 percent from its close the previous year. The Standard & Poor's 500(R) Index ended 2009 at 1,115, up 26 percent for the year and up 65 percent from its low on March 9. Bonds also participated in the rally, with the Barclays Capital U.S. Aggregate Bond Index ahead 5.9 percent for the year, and the Barclays Capital U.S. Municipal Bond Index up 12.9 percent.

Challenges remain nonetheless. The U.S. unemployment rate hovers near 10 percent after the recession wiped out more than seven million jobs, and it may take several years before those jobs are replaced. Consumer spending is still restrained, and corporate spending, which is important to stimulate the growth of the economy, is affected by tight bank credit and recovering capital markets. The U.S. housing market, which added fuel to the last cycle, has yet to demonstrate resilience without government subsidies. Policymakers in Washington, D.C. and in capitals throughout the world continue to search for the right balance between support for their economies and unwinding the extraordinary fiscal stimulus measures.

The volatility created by these challenges should remind investors of the need to stay focused on your long-term financial goals. Consult with your financial advisor to review your portfolio and ensure it reflects your current investment objectives and your tolerance for risk. When you and your financial advisor review your investments, we hope you will consider the wide range of mutual fund strategies available through Virtus.

Please visit us at WWW.VIRTUS.COM or call our customer service line at 800-243-1574 for more information about the Virtus Mutual Funds.

On behalf of the entire team at Virtus Investment Partners, and the investment professionals at our affiliated managers and subadvisers, we look forward to serving you in 2010.

Sincerely,

/s/ George R. Aylward

George R. Aylward

JANUARY, 2010

                         VIRTUS INSTITUTIONAL BOND FUND
                     DISCLOSURE OF FUND EXPENSES (UNAUDITED)
          FOR THE SIX-MONTH PERIOD OF JULY 1, 2009 TO DECEMBER 31, 2009


   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Virtus Institutional Bond Fund (the "Fund"), you incur ongoing costs, including investment advisory fees, service fees, and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.


ACTUAL EXPENSES

   The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If you have incurred transactional costs, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                         VIRTUS INSTITUTIONAL BOND FUND
               DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
          FOR THE SIX-MONTH PERIOD OF JULY 1, 2009 TO DECEMBER 31, 2009


EXPENSE TABLE
--------------------------------------------------------------------------------
                       Beginning           Ending                       Expenses
                        Account            Account        Annualized      Paid
                         Value              Value          Expense       During
                     July 1, 2009     December 31, 2009     Ratio        Period*
--------------------------------------------------------------------------------
INSTITUTIONAL BOND FUND
--------------------------------------------------------------------------------
ACTUAL
Class X                 $1,000.00         $1,101.00          0.55%       $2.91
Class Y                  1,000.00          1,099.70          0.80         4.23

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class X                  1,000.00          1,022.40          0.55         2.81
Class Y                  1,000.00          1,021.12          0.80         4.08
--------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 DAYS TO REFLECT THE ONE-HALF YEAR PERIOD.

  THE FUND MAY INVEST IN OTHER FUNDS AND THE ANNUALIZED EXPENSE RATIOS NOTED ABOVE DO NOT REFLECT FEES AND EXPENSES ASSOCIATED WITH THE UNDERLYING FUNDS. IF SUCH FEES AND EXPENSES WERE INCLUDED, THE EXPENSES WOULD HAVE BEEN HIGHER.

  YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, REFER TO THE PROSPECTUS.

                                                                 TICKER SYMBOLS:
                                                                 X Share: PXMBX
                                                                 Y Share: PYMBX


VIRTUS INSTITUTIONAL BOND FUND


[X] VIRTUS INSTITUTIONAL BOND FUND ("Institutional Bond Fund," the "Fund") is diversified and has an investment objective to generate a high level of current income and appreciation of capital consistent with prudent investment risk.

    THERE IS NO GUARANTEE THE FUND WILL ACHIEVE ITS OBJECTIVE.

[X] For the fiscal year ended December 31, 2009, Class X shares returned 20.30% and Class Y shares returned 20.02%. For the same period, the Barclays Capital U.S. Aggregate Bond Index, a broad-based fixed income index and the Fund's style-specific benchmark, returned 5.93%.

    ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTION AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN.

HOW DID THE MARKET PERFORM DURING THE FUND'S FISCAL YEAR?

[X] The broad U.S. fixed income market, as represented by the Barclays Capital
    U.S. Aggregate Bond Index (the "Index") performed very well during the fund's fiscal year ended December 31, 2009, posting a return of 5.93%. While it would appear, based solely on returns, that there was only a marginal increase in the overall performance of the fixed income market from 2008 to 2009, the reality is the performance of the fixed market was substantially better in 2009. In 2008, Treasuries were the best performing sector in the market due to the unprecedented flight to quality caused by the collapse of the housing market, the credit crisis, and one of the worst recessions in decades. In this environment, the credit markets came to a halt and spread sectors underperformed significantly. In contrast, 2009 was a year marked by the recovery of the fixed income market and considerable improvements to the overall health of the economy. During the first quarter, attracted by historically cheap valuations, money began to flow back into the market restoring the liquidity that was lost during the previous year. Furthermore, as risk aversion began to subside, investors quickly moved from the safety of Treasuries into spread sectors, resulting in one of the most intense spread tightening periods in history. As a result, spread sectors significantly outperformed Treasuries. In particular, sectors such as high yield corporates (not included in the Index), investment-grade corporates, and commercial mortgage backed securities recorded the highest returns in their respective histories.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

[X] The reversal of the flight to quality that we experienced in 2008 was the most significant factor that affected the performance of the fund in 2009. In 2009, spread sectors, such as commercial mortgages, and both investment-grade and below investment-grade corporates, significantly outperformed relative to U.S. Treasuries. Likewise the Fund benefited from being overweight to spread and its subsequent lack of exposure to U.S. Treasuries and agency debentures.

[X] Of the spread sectors utilized, it was the use of commercial mortgage-backed securities that helped the portfolio the most. Commercial mortgages were the best performing investment-grade sector due to attractive valuations and strong demand.

[X] Additionally, the fund benefited from the use of both investment-grade and below investment-grade corporate bonds, as both sectors had record performance in 2009. The strong performance was a result of increasing risk appetite, attractive valuations, and weak but improving fundamentals.

    THE FUND MAY INVEST IN HIGH YIELD BONDS, WHICH MAY BE SUBJECT TO GREATER CREDIT AND MARKET RISKS. AS INTEREST RATES RISE, EXISTING BOND PRICES FALL AND CAN CAUSE THE VALUE OF AN INVESTMENT IN THE FUND TO DECLINE. CHANGES IN INTEREST RATES WILL AFFECT THE VALUE OF LONGER-TERM FIXED INCOME SECURITIES MORE THAN SHORTER-TERM SECURITIES. INVESTING IN MUNICIPAL BONDS INVOLVES MARKET RISK AND CREDIT RISK. THE PRINCIPAL ON MORTGAGE- OR ASSET-BACKED SECURITIES MAY NORMALLY BE PREPAID AT ANY TIME, WHICH WILL REDUCE THE YIELD AND MARKET VALUE OF THESE SECURITIES. INVESTING INTERNATIONALLY INVOLVES ADDITIONAL RISKS SUCH AS CURRENCY, POLITICAL, ACCOUNTING, ECONOMIC AND MARKET RISK.

--------------------------------------------------------------------------------

                                ASSET ALLOCATIONS
                                -----------------

The following table presents the portfolio holdings within certain sectors as a percentage of total investments at December 31, 2009.

Mortgage-Backed Securities                                                44%
Corporate Bonds                                                           42%
    Financials                                               19%
    Energy                                                    5%
    Industrials                                               4%
    All Others                                               14%
Municipal Bonds                                                            5%
U.S. Government Securities                                                 4%
Asset-Backed Securities                                                    3%
Other (includes short-term
  investments)                                                             2%
                                                                         ---
Total                                                                    100%
                                                                         ===

--------------------------------------------------------------------------------


KEY INVESTMENT TERM

BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX

The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis.



THE INDEX IS UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

AVERAGE ANNUAL TOTAL RETURNS(1) for periods ended 12/31/09
--------------------------------------------------------------------------------


                                                           1           5          10
                                                         Year        Years       Years
-------------------------------------------------------------------------------------------
CLASS X SHARES                                          20.30%        4.51%      6.10%
-------------------------------------------------------------------------------------------
CLASS Y SHARES                                          20.02         4.26       5.84
-------------------------------------------------------------------------------------------
BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX               5.93         4.97       6.33
-------------------------------------------------------------------------------------------
FUND EXPENSE RATIOS(2): X SHARES: GROSS 0.74%, NET 0.55%; Y SHARES: GROSS 0.99%, NET 0.80%.
-------------------------------------------------------------------------------------------

    ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT
    REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS.

(2) THE EXPENSE RATIOS OF THE FUND, BOTH NET AND GROSS, ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 5/1/09 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. PLEASE REFER TO THE FINANCIAL HIGHLIGHTS ON PAGES 20 AND 21 FOR MORE RECENT INFORMATION. NET EXPENSES: EXPENSES REDUCED BY A VOLUNTARY FEE WAIVER. GROSS
    EXPENSES: DO NOT REFLECT THE EFFECT OF VOLUNTARY FEE WAIVER.



GROWTH OF INVESTMENT for periods ended 12/31
--------------------------------------------------------------------------------

This chart assumes an initial investment of $5,000,000 made on December 31, 1999 for Class X and $1,000,000 for Class Y shares. Performance assumes reinvestment of dividends and capital gain distributions.


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                                                      Barclays
                Institutional     Institutional       Capital
                    Bond               Bond        U.S. Aggregate
                  Class X            Class Y         Bond Index
                -------------     -------------    --------------
12/31/99          $5,000,000        $1,000,000       $5,000,000
12/29/00           5,501,875         1,097,521        5,581,320
12/31/01           5,971,279         1,187,921        6,052,580
12/31/02           6,467,094         1,283,252        6,673,618
12/31/03           6,878,969         1,361,577        6,947,446
12/31/04           7,249,492         1,431,547        7,248,876
12/30/05           7,443,166         1,466,233        7,424,917
12/29/06           7,788,537         1,530,464        7,746,694
12/31/07           8,221,741         1,611,573        8,286,376
12/31/08           7,514,745         1,469,216        8,720,582
12/31/09           9,040,526         1,763,309        9,237,747

--- Share Class X           --- Share Class Y          --- Barclays Capital
    $9,040,526, ending          $1,763,309, ending         U.S. Aggregate
    value with an assumed       value with an assumed      Bond Index
    initial investment          initial investment         $9,237,747, ending
    of $5,000,000               of $1,000,000              value with an assumed
                                                           initial investment
                                                           of $5,000,000


        For information regarding the index and certain investment terms, see page 6.

                         VIRTUS INSTITUTIONAL BOND FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2009


($ REPORTED IN THOUSANDS)


                                                PAR VALUE          VALUE
                                                ---------         -------

U.S. GOVERNMENT SECURITIES--4.4%
U.S. Treasury Bond
  4.500%, 8/15/39                                $1,675           $ 1,637
  4.375%, 11/15/39                                  345               330
                                                                  -------
                                                                    1,967
                                                                  -------
U.S. Treasury Note
  5.125%, 5/15/16                                    40                45
-------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $2,161)                                            2,012
-------------------------------------------------------------------------

MUNICIPAL BONDS--5.0%

CONNECTICUT--1.3%
Mashantucket Western
  Pequot Tribe Taxable
  Series A, 144A
  (NATL-RE Insured)
  6.910%, 9/1/12(2)                                 355               255
  Series A 144A
  (FSA Insured)
  6.570%, 9/1/13(2)                                 480               341
                                                                  -------
                                                                      596
                                                                  -------

FLORIDA--0.4%
Miami-Dade County
  Educational Facilities
  Authority Taxable
  Series C,
  5.460%, 4/1/15                                    165               164

MICHIGAN--1.1%
City of Detroit Taxable
  (FSA Insured)
  4.970%, 5/1/13                                    200               169
City of Flat Rock Finance
  Authority Taxable Series A,
  6.750%, 10/1/16                                   145               152
Tobacco Settlement Finance
  Authority Taxable Series 06-A,
  7.309%, 6/1/34                                    265               212
                                                                  -------
                                                                      533
                                                                  -------


                                                PAR VALUE          VALUE
                                                ---------         -------

PENNSYLVANIA--0.9%
City of Pittsburgh Pension
  Obligation Taxable Series B,
  (NATL-RE, FGIC Insured)
  6.350%, 3/1/13                                 $  400           $   417

SOUTH DAKOTA--0.3%
Educational Enhancement
  Funding Corp. Taxable
  Series 02-A,
  6.720%, 6/1/25                                    150               132

VIRGINIA--0.2%
Tobacco Settlement Financing
  Corp. Taxable Series 07-A1,
  6.706%, 6/1/46                                    125                90

WASHINGTON--0.8%
City of Seattle (FSA Insured)
  5.000%, 6/1/38                                    350               364
-------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $2,599)                                            2,296
-------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES--43.2%

AGENCY--28.9%
FHLMC
  5.500%, 8/1/18                                    182               194
  4.500%, 10/1/18                                   307               320
FNMA
  4.500%, 9/1/18                                    303               312
  5.000%, 11/1/20                                   297               312
  5.500%, 6/1/21                                    161               171
  6.000%, 5/1/29                                     95               102
  7.000%, 11/1/30                                    22                24
  6.000%, 11/1/31                                    69                74
  6.000%, 12/1/32                                    53                57
  5.500%, 4/1/33                                    223               235
  5.500%, 4/1/33                                    327               343
  5.000%, 7/1/33                                    183               189
  6.500%, 8/1/33                                    351               379
  5.500%, 4/1/34                                    276               290
  5.000%, 7/1/35                                    285               293
  5.500%, 12/1/35                                   381               399
  6.500%, 8/1/36                                    255               274
  5.500%, 4/1/37                                    281               295


                        See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 2009


($ REPORTED IN THOUSANDS)


                                                PAR VALUE          VALUE
                                                ---------         -------

AGENCY--CONTINUED
  5.500%, 4/1/37                                 $  165           $   173
  5.500%, 7/1/37                                    280               294
  6.000%, 7/1/37                                    679               720
  6.000%, 9/1/37                                     79                83
  6.500%, 9/1/37                                     71                76
  6.000%, 10/1/37                                   257               272
  6.000%, 2/1/38                                    293               311
  6.000%, 2/1/38                                    254               269
  6.000%, 2/1/38                                    348               368
  5.000%, 3/1/38                                    377               388
  5.500%, 3/1/38                                     71                74
  5.000%, 4/1/38                                    771               792
  5.500%, 6/1/38                                    699               733
  6.000%, 8/1/38                                    350               371
  5.500%, 10/1/38                                   561               587
  5.000%, 1/1/39                                    368               378
  5.000%, 9/1/39                                    735               755
  5.000%, 10/1/39                                 2,120             2,178
GNMA
  7.000%, 8/15/29                                    36                40
  6.500%, 12/15/31                                   14                15
  6.500%, 12/15/31                                  165               178
  6.500%, 1/15/32                                     5                 6
  6.500%, 3/15/32                                    30                32
                                                                  -------
                                                                   13,356
                                                                  -------

NON-AGENCY--14.3%
Bear Stearns Adjustable Rate
  Mortgage Trust 05-12, 13A1
  5.429%, 2/25/36 (3)                               136               112
Citigroup Mortgage Loan
  Trust, Inc. 05-5, 2A3
  5.000%, 8/25/35                                   133               126
Credit Suisse First Boston
  Mortgage Securities Corp.
  05-C5, A1
  5.046%, 8/15/38 (3)                                99               100
Credit Suisse Mortgage Capital
  Certificates 06-C1, A4
  5.548%, 2/15/39 (3)                               270               266
GE Capital Commercial
  Mortgage Corp. 03-C1, C
  4.975%, 1/10/38 (3)                               390               379
GMAC Commercial Mortgage
  Securities, Inc. 04-C2, A3
  5.134%, 8/10/38                                   170               169



                                                PAR VALUE          VALUE
                                                ---------         -------

NON-AGENCY--CONTINUED
GS Mortgage Securities Corp.
  II 07-GG10, A4
  5.805%, 8/10/45 (3)                            $  635           $   545
JPMorgan Chase Commercial
  Mortgage Securities Corp.
  07-LD12, A4
  5.882%, 2/15/51 (3)                               420               364
Lehman Brothers - UBS
  Commercial Mortgage Trust
  04-C4, A2
  4.567%, 6/15/29 (3)                               427               428
  04-C7, A6
  4.786%, 10/15/29 (3)                              325               314
Lehman Brothers
  Commercial Conduit
  Mortgage Trust
  07-C3, A4
  5.950%, 7/15/44 (3)                               271               224
Merrill Lynch Mortgage
  Investors, Inc. 06-3, 2A1
  6.064%, 10/25/36 (3)                              171               146
Morgan Stanley Capital I
  06-T23, A4
  5.810%, 8/12/41 (3)                               595               600
  06-IQ12, A4
  5.332%, 12/15/43                                  530               492
  07-IQ14, A4
  5.692%, 4/15/49 (3)                               425               358
Morgan Stanley Mortgage
  Loan Trust 05-5AR, 4A1
  5.501%, 9/25/35 (3)                               141                99
SBA Commercial Mortgage
  Backed Securities Trust
  06-1A, B 144A
  5.451%, 11/15/36 (2)                              215               219
Wachovia Bank Commercial
  Mortgage Trust
  04-C12, A4
  5.237%, 7/15/41 (3)                               250               248
  07-C30, A5
  5.342%, 12/15/43                                  565               437
  07-C33, A4
  5.902%, 2/15/51 (3)                               420               345
Wachovia Mortgage Loan
  Trust LLC 06-A, B1
  5.279%, 5/20/36 (3)                               351                30


                        See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 2009


($ REPORTED IN THOUSANDS)


                                                PAR VALUE          VALUE
                                                ---------         -------

NON-AGENCY--CONTINUED
Washington Mutual Mortgage
  Pass-Through Certificates,
  Inc. 05-AR3, A2
  4.610%, 3/25/35 (3)                            $  475           $   405
Wells Fargo Mortgage Backed
  Securities Trust
  04-BB, A1
  2.935%, 1/25/35 (3)                                65                57
  05-AR4, 2A2
  4.338%, 4/25/35 (3)                               188               168
                                                                  -------
                                                                    6,631
-------------------------------------------------------------------------
TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $19,846)                                          19,987
-------------------------------------------------------------------------

ASSET-BACKED SECURITIES--3.4%
Bombardier Capital
  Mortgage Securitization
  Corp. 99-A, A3
  5.980%, 1/15/18 (3)                               316               267
Conseco Finance
  Securitizations Corp.
  01-3, A4
  6.910%, 5/1/33 (3)                                438               420
Daimler Chrysler Auto Trust
  06-A, B
  5.140%, 9/8/12                                    380               383
FMAC Loan Receivables
  Trust 98-CA, A2 144A
  6.660%, 9/15/20 (2)                                20                20
GMAC Mortgage Corp. Loan
  Trust 06-HE3, A2
  5.750%, 10/25/36 (3)                              226               168
Irwin Home Equity Corp.
  06-1, 2A2 144A
  5.390%, 9/25/35 (2)(3)                            192               134
Saxon Asset Securities
  Trust 05-3, A2C
  0.511%, 11/25/35 (3)                               31                30
UCFC Manufactured
  Housing 97-3, A4
  6.975%, 1/15/29                                   184               163
-------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $1,779)                                            1,585
-------------------------------------------------------------------------



                                                PAR VALUE          VALUE
                                                ---------         -------

CORPORATE BONDS--41.5%

CONSUMER DISCRETIONARY--3.4%
Ameristar Casinos, Inc.
  144A 9.250%, 6/1/14 (2)                        $   75           $    78
Black & Decker Corp. (The)
  5.750%, 11/15/16                                   55                57
Comcast Corp.
  5.875%, 2/15/18                                    75                80
Daimler Finance North
  America LLC
  6.500%, 11/15/13                                  155               170
DIRECTV Holdings LLC/
  DIRECTV Financing Co., Inc.
  6.375%, 6/15/15                                    85                88
DuPont Fabros
  Technology LP 144A
  8.500%, 12/15/17 (2)                              110               112
Echostar DBS Corp.
  6.625%, 10/1/14                                   100               101
Hasbro, Inc.
  6.300%, 9/15/17                                   215               228
Landry's Restaurants, Inc.
  144A 11.625%, 12/1/15 (2)                          50                53
Royal Caribbean Cruises Ltd.
  7.250%, 6/15/16                                   230               223
Seneca Gaming Corp.
  Series B
  7.250%, 5/1/12                                    225               220
Time Warner Cable, Inc.
  6.750%, 7/1/18                                    100               110
Toys R US Property Co., LLC
  144A 8.500%, 12/1/17 (2)                           75                77
                                                                  -------
                                                                    1,597
                                                                  -------

CONSUMER STAPLES--1.0%
Coca-Cola HBC Finance BV
  5.500%, 9/17/15                                    75                82
Reynolds American, Inc.
  6.750%, 6/15/17                                   155               161
SUPERVALU, Inc.
  7.500%, 11/15/14                                  115               117
Tyson Foods, Inc.
  7.850%, 4/1/16                                    115               118
                                                                  -------
                                                                      478
                                                                  -------


                        See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 2009


($ REPORTED IN THOUSANDS)


                                                PAR VALUE          VALUE
                                                ---------         -------

ENERGY--5.2%
Buckeye Partners LP
  6.050%, 1/15/18                                $   95           $    98
Energy Transfer Partners LP
  5.950%, 2/1/15                                    220               233
Gazprom OAO (Gaz Capital SA)
  144A 6.212%, 11/22/16 (2)                         215               206
Kinder Morgan Energy
  Partners LP
  6.000%, 2/1/17                                    105               110
Knight, Inc.
  6.500%, 9/1/12                                    212               221
Newfield Exploration Co.
  6.625%, 9/1/14                                    185               188
Noble Energy, Inc.
  8.250%, 3/1/19                                    105               126
Peabody Energy Corp.
  7.375%, 11/1/16                                   160               166
Petro-Canada
  6.050%, 5/15/18                                    65                70
Petropower I Funding
  Trust 144A
  7.360%, 2/15/14 (2)                               325               323
Ras Laffan Liquefied Natural
  Gas Co., Ltd. II RegS
  5.298%, 9/30/20 (4)                               250               251
Smith International, Inc.
  9.750%, 3/15/19                                    75                95
Swift Energy Co.
  7.125%, 6/1/17                                    215               204
Tesoro Corp.
  6.500%, 6/1/17                                    130               122
                                                                  -------
                                                                    2,413
                                                                  -------

FINANCIALS--18.5%
AFLAC, Inc.
  8.500%, 5/15/19                                    80                92
American Express Credit Corp.
  5.875%, 5/2/13                                    205               220
Assurant, Inc.
  5.625%, 2/15/14                                   100               103
Banco Santander Chile 144A
  5.375%, 12/9/14 (2)                               190               200
Bank of America Corp.
  5.750%, 12/1/17                                   200               205
Barclays Bank plc 144A
  6.050%, 12/4/17 (2)                                60                61



                                                PAR VALUE          VALUE
                                                ---------         -------

FINANCIALS--CONTINUED
Bear Stearns Cos., Inc.
  LLC (The)
  7.250%, 2/1/18                                 $  105           $   121
Berkley (W.R.) Corp.
  5.875%, 2/15/13                                    85                86
BlackRock, Inc.
  5.000%, 12/10/19                                  110               108
Blackstone Holdings
  Finance Co. LLC 144A
  6.625%, 8/15/19 (2)                               125               122
Capital One Financial Corp.
  5.250%, 2/21/17                                    95                93
Citigroup, Inc.
  5.000%, 9/15/14                                   105               101
  4.875%, 5/7/15                                    115               108
  5.500%, 2/15/17                                   150               142
CME Group, Inc.
  5.400%, 8/1/13                                     85                92
Countrywide Financial Corp.
  6.250%, 5/15/16                                   100               102
Credit Suisse USA, Inc.
  5.850%, 8/16/16                                   200               213
Export-Import Bank of Korea
  5.500%, 10/17/12                                  220               234
Fifth Third Bancorp
  4.500%, 6/1/18                                    110                90
Genworth Financial, Inc.
  6.515%, 5/22/18                                    95                87
Goldman Sachs Group,
  Inc. (The)
  6.150%, 4/1/18                                    285               305
Health Care REIT, Inc.
  5.875%, 5/15/15                                   110               108
HRPT Properties Trust
  5.750%, 2/15/14                                   210               205
HSB Capital I Series B,
  1.419%, 7/15/27 (3)                               365               216
Hyundai Capital Services,
  Inc. 144A
  6.000%, 5/5/15 (2)                                100               104
ICICI Bank Ltd. RegS
  5.750%, 11/16/10 (4)                              170               173
International Lease
  Finance Corp.
  4.750%, 1/13/12                                   465               393


                        See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 2009


($ REPORTED IN THOUSANDS)


                                                PAR VALUE          VALUE
                                                ---------         -------

FINANCIALS--CONTINUED
Jefferson-Pilot Corp.
  4.750%, 1/30/14                                $   85           $    84
JPMorgan Chase & Co.
  5.250%, 5/1/15                                    205               213
KeyBank NA
  5.700%, 8/15/12                                   215               221
Korea Development Bank
  5.300%, 1/17/13                                   100               105
  5.750%, 9/10/13                                    70                75
Morgan Stanley
  5.375%, 10/15/15                                  300               310
Nationwide Health
  Properties, Inc.
  6.250%, 2/1/13                                    215               219
Northern Trust Corp.
  5.500%, 8/15/13                                    95               104
OJSC AK Transneft
  (TransCapitalInvest Ltd.)
  144A 5.670%, 3/5/14 (2)                           265               267
PNC Bank NA
  4.875%, 9/21/17                                   230               218
Principal Financial Group, Inc.
  7.875%, 5/15/14                                    80                88
ProLogis
  6.625%, 5/15/18                                    90                85
Prudential Financial, Inc.
  4.750%, 9/17/15                                   135               137
Regions Financial Corp.
  7.750%, 11/10/14                                  115               113
SLM Corp.
  0.000%, 2/1/10 (3)                                600               601
SunTrust Banks, Inc.
  5.250%, 11/5/12                                   220               228
Tanger Factory Outlet Centers
  6.150%, 11/15/15                                  170               167
TNK-BP Finance SA RegS
  6.125%, 3/20/12 (4)                               170               177
UDR, Inc.
  5.250%, 1/15/15                                    60                57
UFJ Finance AEC
  6.750%, 7/15/13                                   120               134
Wachovia Bank
  5.000%, 8/15/15                                   500               511



                                                PAR VALUE          VALUE
                                                ---------         -------

FINANCIALS--CONTINUED
Westfield Capital Corp. Ltd./
  Westfield Finance Authority
  144A 5.125%, 11/15/14 (2)                      $  140           $   144
XL Capital Ltd.
  5.250%, 9/15/14                                   100                98
Xstrata Finance Canada Ltd.
  144A 5.800%, 11/15/16 (2)                         105               108
                                                                  -------
                                                                    8,548
                                                                  -------

HEALTH CARE--1.1%
Bio-Rad Laboratories, Inc.
  6.125%, 12/15/14                                   90                90
Fisher Scientific
  International, Inc.
  6.125%, 7/1/15                                    190               196
HCA, Inc.
  9.250%, 11/15/16                                  220               237
                                                                  -------
                                                                      523
                                                                  -------

INDUSTRIALS--3.5%
American Airlines, Inc. 01-1,
  6.977%, 5/23/21                                   222               179
CNH America LLC
  7.250%, 1/15/16                                   165               164
Continental Airlines, Inc.
  98-1A,
  6.648%, 3/15/19                                   459               443
Delta Air Lines, Inc. 00-A1,
  7.379%, 11/18/11                                   64                64
DI Finance/DynCorp
  International, Inc. Series B,
  9.500%, 2/15/13                                    50                51
Equifax, Inc.
  6.300%, 7/1/17                                    230               235
Noble Group Ltd. 144A
  6.750%, 1/29/20 (2)                               100               103
Owens Corning, Inc.
  6.500%, 12/1/16                                    55                56
Salvation Army (The)
  5.480%, 9/1/17                                    185               188
United Rentals
  North America, Inc.
  6.500%, 2/15/12                                   120               120
                                                                  -------
                                                                    1,603
                                                                  -------


                        See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 2009


($ REPORTED IN THOUSANDS)


                                                PAR VALUE          VALUE
                                                ---------         -------

INFORMATION TECHNOLOGY--1.2%
Broadridge Financial
  Solutions, Inc.
  6.125%, 6/1/17                                 $  175           $   170
Crown Castle Holdings
  GS V LLC/Crown Castle
  GS III Corp. 144A
  7.750%, 5/1/17 (2)                                 90                96
Jabil Circuit, Inc.
  8.250%, 3/15/18                                   170               183
Seagate Technology HDD
  Holdings, Inc.
  6.375%, 10/1/11                                    35                36
Xerox Corp.
  6.750%, 2/1/17                                     60                64
                                                                  -------
                                                                      549
                                                                  -------

MATERIALS--2.4%
Agrium, Inc.
  6.750%, 1/15/19                                    85                92
Allegheny Technologies, Inc.
  9.375%, 6/1/19                                     75                86
ArcelorMittal
  6.125%, 6/1/18                                    155               160
Ashland, Inc. 144A
  9.125%, 6/1/17 (2)                                105               116
Catalyst Paper Corp.
  7.375%, 3/1/14                                     65                40
Celulosa Arauco
  7.250%, 7/29/19                                    60                65
Commercial Metals Co.
  7.350%, 8/15/18                                    75                80
CRH America, Inc.
  6.000%, 9/30/16                                    85                89
Dow Chemical Co. (The)
  8.550%, 5/15/19                                    75                89
Georgia Gulf Corp. 144A
  9.000%, 1/15/17 (2)                                45                46
International Paper Co.
  9.375%, 5/15/19                                   100               123
Nalco Co.
  8.875%, 11/15/13                                   70                72
Verso Paper Holdings LLC/
  Verso Paper, Inc. Series B,
  4.031%, 8/1/14 (3)                                 70                56
                                                                  -------
                                                                    1,114
                                                                  -------


                                                PAR VALUE          VALUE
                                                ---------         -------

TELECOMMUNICATION SERVICES--2.6%
AT&T, Inc.
  5.625%, 6/15/16                                $  295           $   317
Deutsche Telekom
  International Finance BV
  5.750%, 3/23/16                                   145               154
Nextel Communications, Inc.
  Series D
  7.375%, 8/1/15                                    105               103
OJSC Vimpel Communications
  (VIP Finance Ireland Ltd.)
  144A 8.375%, 4/30/13 (2)                          100               106
Qwest Corp.
  7.875%, 9/1/11                                    105               110
  6.500%, 6/1/17                                    115               113
Telecom Italia Capital S.A.
  6.999%, 6/4/18                                    145               160
Verizon Communications, Inc.
  5.500%, 4/1/17                                    110               116
Vodafone Group plc
  6.150%, 2/27/37                                    35                36
                                                                  -------
                                                                    1,215
                                                                  -------

UTILITIES--2.6%
Allegheny Energy Supply Co.
  LLC 144A
  8.250%, 4/15/12 (2)                                35                38
Entergy Louisiana LLC
  5.400%, 11/1/24                                    60                59
Great River Energy 144A
  5.829%, 7/1/17 (2)                                170               185
Intergen NV 144A
  9.000%, 6/30/17 (2)                               150               157
Israel Electric Corp. Ltd.
  144A 7.250%, 1/15/19 (2)                          200               217
Midwest Generation LLC
  Series B
  8.560%, 1/2/16                                    192               194
Sempra Energy
  6.500%, 6/1/16                                     45                49
TransAlta Corp.
  4.750%, 1/15/15                                    35                35
United Energy Distribution
  Holdings Property Ltd. 144A
  5.450%, 4/15/16 (2)                               265               248
                                                                  -------
                                                                    1,182
-------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $18,835)                                          19,222
-------------------------------------------------------------------------


                        See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 2009


($ REPORTED IN THOUSANDS)


                                                PAR VALUE          VALUE
                                                ---------         -------

CONVERTIBLE BONDS--0.2%
Georgia-Pacific Corp. 144A
  7.000%, 1/15/15 (2)                            $   95           $    97
-------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS
(IDENTIFIED COST $97)                                                  97
-------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--97.7%
(IDENTIFIED COST $45,317)                                          45,199
-------------------------------------------------------------------------


                                                 SHARES
                                                 ------

SHORT-TERM INVESTMENTS--1.4%

MONEY MARKET MUTUAL FUNDS--1.4%
BlackRock Liquidity Funds
  TempFund Portfolio -
  Institutional Shares
  (seven-day effective
  yield 0.118%)                                 653,667               654
-------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $654)                                                654
-------------------------------------------------------------------------


                                                                   VALUE
                                                                  -------
TOTAL INVESTMENTS--99.1%
(IDENTIFIED COST $45,971)                                         $45,853 (1)

Other assets and liabilities, net--0.9%                               428
                                                                  -------
NET ASSETS--100.0%                                                $46,281
                                                                  =======


ABBREVIATIONS:
FGIC      Financial Guaranty Insurance Company
FHLMC     Federal Home Loan Mortgage Corporation ("Freddie Mac")
FNMA      Federal National Mortgage Association ("Fannie Mae")
FSA       Financial Security Assurance, Inc.
GNMA      Government National Mortgage Association ("Ginnie Mae")
NATL-RE National Public Finance Guarantee Corp. formerly Municipal Bond Insurance Association
REIT      Real Estate Investment Trust
SBA       Small Business Administration


FOOTNOTE LEGEND

(1) Federal Income Tax Information: For tax information at December 31, 2009, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, these securities amounted to a value of $4,233 or 9.1% of net assets.

(3) Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2009.

(4) Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.


                        See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 2009


($ REPORTED IN THOUSANDS)


The following table provides a summary of inputs used to value the Fund's net assets as of December 31, 2009 (see Security Valuation Note 2A in the Notes to Financial Statements):

                                                                   LEVEL 2
                                        TOTAL          LEVEL 1   SIGNIFICANT
                                      VALUE AT         QUOTED    OBSERVABLE
                                  DECEMBER 31, 2009     PRICE      INPUTS
                                  -----------------    -------   ----------
INVESTMENTS IN SECURITIES
   Debt Securities:
     U.S. Government Securities        $ 2,012           $ --      $ 2,012
     Municipal Securities                2,296             --        2,296
     Mortgage-Backed Securities         19,987             --       19,987
     Asset-Backed Securities             1,585             --        1,585
     Corporate Debt                     19,319             --       19,319
   Equity Securities:
     Short-term investments                654            654           --
                                       -------           ----      -------
           Total                       $45,853           $654      $45,199
                                       =======           ====      =======

There are no Level 3 (Significant Unobservable Inputs) priced securities.

The following is a reconciliation of assets of the Fund, for Level 3 investments for which significant unobservable inputs were used to determine fair value:


                                                      MORTGAGE-BACKED   ASSET-BACKED   CORPORATE
                                            TOTAL       SECURITIES       SECURITIES       DEBT
                                           ------     ---------------   ------------   ---------
BALANCE AS OF DECEMBER 31, 2008            $1,177          $ 359           $ 220         $ 598
Accrued discounts/premiums(1)                   4              1               1             2
Realized gain (loss)(2)                      (713)          (385)           (328)           --
Change in unrealized appreciation
   (depreciation)(2)                          798            414             318            66
Net purchases (sales)(3)                     (518)          (170)           (191)         (157)
Transfers in and/or out of Level 3(4)        (748)          (219)            (20)         (509)
                                           ------          -----           -----         -----
BALANCE AS OF DECEMBER 31, 2009            $   --          $  --           $  --         $  --
                                           ======          =====           =====         =====

(1) DISCLOSED IN THE STATEMENT OF OPERATIONS UNDER INTEREST INCOME.

(2) DISCLOSED IN THE STATEMENTS OF OPERATIONS UNDER NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.

(3) INCLUDES PAYDOWNS ON SECURITIES.

(4) "TRANSFERS IN AND/OR OUT OF LEVEL 3" REPRESENTS THE ENDING VALUE AS OF DECEMBER 31, 2009, FOR ANY INVESTMENT SECURITY WHERE A CHANGE IN THE PRICING LEVEL OCCURRED FROM THE BEGINNING TO THE END OF THE PERIOD.


                        See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2009


(Reported in thousands except shares and per share amounts)

ASSETS
Investment securities at value(1) ..............................   $   45,853
Receivables
   Interest and dividends ......................................          459
   Fund shares sold ............................................           13
Prepaid expenses ...............................................           11
                                                                   ----------
     Total assets ..............................................       46,336
                                                                   ----------
LIABILITIES
Payables
   Investment advisory fee .....................................            9
   Distribution and service fees ...............................           --(2)
   Administration fee ..........................................            3
   Transfer agent fee and expenses .............................            1
   Trustees' fees and expenses .................................            1
   Professional fee ............................................           27
   Other accrued expenses ......................................           14
                                                                   ----------
     Total liabilities .........................................           55
                                                                   ----------
NET ASSETS .....................................................   $   46,281
                                                                   ==========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest ...............   $   51,410
Accumulated undistributed net investment income (loss) .........           22
Accumulated undistributed net realized gain (loss) .............       (5,033)
Net unrealized appreciation (depreciation) .....................         (118)
                                                                   ----------
NET ASSETS .....................................................   $   46,281
                                                                   ==========
CLASS X
Net asset value (net assets/shares outstanding) and offering
   price per share .............................................   $    30.30
Shares of beneficial interest outstanding, no par value,
   unlimited authorization .....................................    1,524,227
Net Assets .....................................................   $   46,179

CLASS Y
Net asset value (net assets/shares outstanding) and offering
   price per share .............................................   $    30.29
Shares of beneficial interest outstanding, no par value,
   unlimited authorization .....................................        3,365
Net Assets .....................................................   $      102

(1) Investment securities at cost ..............................   $   45,971
(2) Amount is less than $500 (not reported in thousands).


                        See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                            STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2009


(Reported in thousands)

INVESTMENT INCOME
Interest .......................................................      $ 3,335
Dividends ......................................................           11
                                                                      -------
   Total investment income .....................................        3,346
                                                                      -------
EXPENSES
Investment advisory fees .......................................          259
Distribution and service fees, Class Y .........................           21
Administration fees ............................................           49
Transfer agent fees and expenses ...............................           14
Registration fees ..............................................           34
Professional fees ..............................................           32
Printing fees and expenses .....................................           27
Custodian fees .................................................           13
Trustees' fees and expenses ....................................            6
Miscellaneous expenses .........................................           10
                                                                      -------
   Total expenses ..............................................          465
Less expenses reimbursed by investment adviser .................         (127)
                                                                      -------
   Net expenses ................................................          338
                                                                      -------
NET INVESTMENT INCOME (LOSS) ...................................        3,008
                                                                      -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments ........................       (3,364)
Net change in unrealized appreciation (depreciation)
   on investments ..............................................       11,090
                                                                      -------
NET GAIN (LOSS) ON INVESTMENTS .................................        7,726
                                                                      -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS       $10,734
                                                                      =======


                        See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                       STATEMENT OF CHANGES IN NET ASSETS


(Reported in thousands)


                                                                               YEAR ENDED         YEAR ENDED
                                                                              DECEMBER 31,       DECEMBER 31,
                                                                                  2009               2008
                                                                              ------------       ------------
FROM OPERATIONS
Net investment income (loss) ..........................................          $  3,008           $  4,748
Net realized gain (loss) ..............................................            (3,364)              (918)
Net change in unrealized appreciation (depreciation) ..................            11,090            (11,131)
                                                                                 --------           --------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........            10,734             (7,301)
                                                                                 --------           --------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class X ........................................            (2,605)            (3,857)
Net investment income, Class Y ........................................              (464)              (831)
                                                                                 --------           --------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS .............            (3,069)            (4,688)
                                                                                 --------           --------
FROM SHARE TRANSACTIONS
SALE OF SHARES
Class X (31 and 34 shares, respectively) ..............................               871              1,037
Class Y (11 and 1 shares, respectively) ...............................               325                 26

REINVESTMENT OF DISTRIBUTIONS
Class X (80 and 125 shares, respectively) .............................             2,320              3,516
Class Y (16 and 29 shares, respectively) ..............................               464                831

SHARES REPURCHASED
Class X (666 and 581 shares, respectively) ............................           (18,667)           (16,897)
Class Y (471 and 225 shares, respectively) ............................           (13,918)            (6,524)
                                                                                 --------           --------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS .............           (28,605)           (18,011)
                                                                                 --------           --------
NET INCREASE (DECREASE) IN NET ASSETS .................................           (20,940)           (30,000)

NET ASSETS
Beginning of period ...................................................            67,221             97,221
                                                                                 --------           --------
END OF PERIOD .........................................................          $ 46,281           $ 67,221
                                                                                 ========           ========
Accumulated undistributed net investment income (loss) at end of period          $     22           $     73


                        See Notes to Financial Statements

                         THIS PAGE INTENTIONALLY BLANK.

                         VIRTUS INSTITUTIONAL BOND FUND
                              FINANCIAL HIGHLIGHTS
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD




                            NET                       NET                                                           NET
                           ASSET        NET         REALIZED      TOTAL      DIVIDENDS                    CHANGE   ASSET
                           VALUE,    INVESTMENT       AND          FROM       FROM NET                    IN NET   VALUE,
                         BEGINNING     INCOME      UNREALIZED   INVESTMENT   INVESTMENT       TOTAL       ASSET    END OF   TOTAL
                         OF PERIOD   (LOSS)(1)    GAIN (LOSS)   OPERATIONS     INCOME     DISTRIBUTIONS   VALUE    PERIOD   RETURN
----------------------------------------------------------------------------------------------------------------------------------
CLASS X
1/1/09 to 12/31/09         $26.61       1.50          3.81         5.31        (1.62)         (1.62)       3.69    $30.30   20.30%
1/1/08 to 12/31/08          30.94       1.66         (4.26)       (2.60)       (1.73)         (1.73)      (4.33)    26.61   (8.60)
1/1/07 to 12/31/07          30.92       1.56          0.11         1.67        (1.65)         (1.65)       0.02     30.94    5.56
1/1/06 to 12/31/06          31.08       1.52         (0.11)        1.41        (1.57)         (1.57)      (0.16)    30.92    4.64
1/1/05 to 12/31/05          31.72       1.43         (0.59)        0.84        (1.48)         (1.48)      (0.64)    31.08    2.67

CLASS Y
1/1/09 to 12/31/09         $26.61       1.43          3.80         5.23        (1.55)         (1.55)       3.68    $30.29   20.02%
1/1/08 to 12/31/08          30.93       1.58         (4.25)       (2.67)       (1.65)         (1.65)      (4.32)    26.61   (8.83)
1/1/07 to 12/31/07          30.91       1.48          0.11         1.59        (1.57)         (1.57)       0.02     30.93    5.30
1/1/06 to 12/31/06          31.07       1.44         (0.11)        1.33        (1.49)         (1.49)      (0.16)    30.91    4.38
1/1/05 to 12/31/05          31.71       1.36         (0.60)        0.76        (1.40)         (1.40)      (0.64)    31.07    2.42



                                                          RATIO OF
                                                           GROSS            RATIO OF
                              NET     RATIO OF NET       EXPENSES TO           NET
                            ASSETS,   EXPENSES TO          AVERAGE          INVESTMENT
                             END OF     AVERAGE           NET ASSETS        INCOME TO    PORTFOLIO
                             PERIOD       NET        (BEFORE WAIVERS AND   AVERAGE NET    TURNOVER
                            (000'S)      ASSETS         REIMBURSEMENTS)       ASSETS        RATE
--------------------------------------------------------------------------------------------------
CLASS X
1/1/09 to 12/31/09          $46,179       0.55%               0.77%            5.24%         65%
1/1/08 to 12/31/08           55,340       0.55                0.74             5.59          47
1/1/07 to 12/31/07           77,378       0.56                0.71             5.02          58
1/1/06 to 12/31/06           87,457       0.56                0.73             4.89          65
1/1/05 to 12/31/05           83,104       0.55                0.76             4.52          76

CLASS Y
1/1/09 to 12/31/09          $   102       0.80%               1.02%            5.10%         65%
1/1/08 to 12/31/08           11,881       0.80                0.99             5.30          47
1/1/07 to 12/31/07           19,843       0.81                0.96             4.78          58
1/1/06 to 12/31/06           18,994       0.81                0.98             4.64          65
1/1/05 to 12/31/05           24,235       0.80                1.01             4.28          76


FOOTNOTE LEGEND:
(1) Computed using average shares outstanding.


                        See Notes to Financial Statements

                                   20 and 21

                           VIRTUS INSTITUTIONAL TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2009


1.  ORGANIZATION

    Virtus Institutional Trust (the "Trust") is organized as a Delaware statutory trust, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company.

    As of the date of this report, one fund, Virtus Institutional Bond Fund (the "Fund"), is offered for sale. The Fund's investment objective is outlined in the Fund Summary on page 5.

    The Fund offers Class X shares and Class Y shares. Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class Y bears service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares, except that Class X bears no distribution or service expenses.

2.  SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

    A.  SECURITY VALUATION:

        Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

        Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities.

        As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

        Investments in underlying funds are valued at each fund's closing net asset value determined as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern time).

        Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

        The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

        o  Level 1 - quoted prices in active markets for identical securities

        o  Level 2 - prices determined using other significant observable inputs
                     (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

                           VIRTUS INSTITUTIONAL TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2009

        o  Level 3 - prices determined using significant unobservable inputs
                     (including the Fund's own assumptions in determining the fair value of investments)

        A summary of the inputs used to value the Fund's net assets by each major security type is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

    B.  SECURITY TRANSACTIONS AND RELATED INCOME:

        Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

    C.  INCOME TAXES:

        The Fund is treated as a separate taxable entity. It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

        The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

        The Fund has adopted the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from the adoption of this authoritative guidance. The Fund does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months. The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable. As of December 31, 2009, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2006 forward (with limited exceptions).

    D.  DISTRIBUTIONS TO SHAREHOLDERS:

        Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

                           VIRTUS INSTITUTIONAL TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2009


    E.  FOREIGN CURRENCY TRANSLATION:

        Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from changes in either exchange rates or from fluctuations which arise due to changes in the market prices of securities.

    F.  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

        The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued and delayed delivery securities on the trade date. The Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

        At December 31, 2009, there were no when-issued or delayed delivery securities held by the Fund.

3.  INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
    ($ REPORTED IN THOUSANDS UNLESS NOTED)

    A.  ADVISER:

        Virtus Investment Advisers, Inc. ("VIA," the "Adviser"), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. ("Virtus") is the Adviser to the Trust. As compensation for its services to the Trust, the Adviser is entitled to a fee based upon an annual rate of 0.45% of the Fund's first $1 billion of average daily net assets and 0.40% of the Fund's average daily net assets in excess of $1 billion. The Adviser manages the Fund's investment program and general operations of the Fund, including oversight of the Fund's subadviser.

    B.  SUBADVISER:

        Goodwin Capital Advisers, Inc. ("Goodwin") serves as the Fund's subadviser.

    C.  EXPENSE LIMITATIONS:

        The Adviser has voluntarily agreed to limit total operating expenses of the Fund (excluding interest, taxes, and extraordinary expenses) so that such expenses do not exceed 0.55% of the average daily net assets of Class X shares and 0.80% of Class Y shares.

        The Adviser may discontinue this voluntary expense limitation at any time.

        The Adviser may recapture operating expenses waived or reimbursed under this arrangement, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in

                           VIRTUS INSTITUTIONAL TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2009


        compliance with applicable expense limitations. All or a portion of the following Adviser reimbursed expenses may be recaptured by the following fiscal years:

                  2010             2011          2012            TOTAL
                  ----             ----          ----            -----
                  $55              $161          $127            $343

    D.  DISTRIBUTOR:

        VP Distributors, Inc. ("VP Distributors") serves as the national distributor of the Fund's shares. The Fund pays VP Distributors a service fee at an annual rate of 0.25% for Class Y shares applied to the average daily net assets of that class.

    E.  ADMINISTRATOR AND TRANSFER AGENT:

        VP Distributors serves as Administrator and Transfer Agent to the Fund. The Fund incurred fees of $49 and $14 for administrative services (which includes financial agent services) and transfer agent services, respectively, for the year ended December 31, 2009 and as reported in the Statement of Operations.

    F.  AFFILIATED SHAREHOLDERS:

        At December 31, 2009, Virtus and its affiliates and the retirement plans of Virtus and its affiliates held shares of the Fund which may be redeemed at any time that aggregated the following:

                                                    AGGREGATE       NET ASSET
                                                     SHARES           VALUE
                                                    ---------       ---------
          Class Y............................         3,365           $102

 4. PURCHASES AND SALES OF SECURITIES
    ($ REPORTED IN THOUSANDS)

    Purchases and sales of securities (excluding U.S. Government and agency securities, short-term securities, and forward currency contracts) for the year ended December 31, 2009, were as follows:

                             PURCHASES               SALES
                             ---------              -------
                               $5,512               $38,415

    Purchases and sales of long-term U.S. Government and agency securities for the year ended December 31, 2009, were as follows:

                             PURCHASES               SALES
                             ---------              -------
                              $30,185               $24,051

5.  10% SHAREHOLDERS

    At December 31, 2009, the Fund had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), which amounted to more than 10% of the total shares outstanding of the Fund as detailed below.

                  % OF SHARES OUTSTANDING      NUMBER OF ACCOUNTS
                  -----------------------      ------------------
                             83%                       6

                           VIRTUS INSTITUTIONAL TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2009


6.  CREDIT RISK AND ASSET CONCENTRATIONS

    In countries with limited or developing markets, investments may present greater risks than in more developed markets, and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

    High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield securities may be complex, and as a result, it may be more difficult for the Adviser or subadviser to accurately predict risk.

    Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund.

    The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

7.  ILLIQUID AND RESTRICTED SECURITIES

    Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities, if any, are noted as such at the end of the Fund's Schedule of Investments.

    Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid. The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

8.  INDEMNIFICATIONS

    Under the Fund's organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these arrangements.

                           VIRTUS INSTITUTIONAL TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2009


9.  REGULATORY EXAMS

    Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by Virtus and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products.

    There are currently no such matters which the Company believes will be material to these financial statements.

10. FEDERAL INCOME TAX INFORMATION
    ($ REPORTED IN THOUSANDS)

    At December 31, 2009, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

                                                                NET UNREALIZED
       FEDERAL          UNREALIZED           UNREALIZED          APPRECIATION
      TAX COST         APPRECIATION        (DEPRECIATION)       (DEPRECIATION)
      --------         ------------        --------------       --------------
       $45,971            $1,638              $(1,756)              $(118)

    The Fund has capital loss carryovers, which may be used to offset future capital gains, as follows:

                              EXPIRATION YEAR
          --------------------------------------------------------
             2011        2014       2016      2017       TOTAL
          --------------------------------------------------------
             $364        $408       $144     $4,103     $5,019

    The Fund may not realize the benefit of these losses to the extent the Fund does not realize gains on its investments prior to the expiration of the capital loss carryover.

    Under current tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2009, the Fund deferred and recognized post-October losses as follows:

                             CAPITAL          CAPITAL
                               LOSS            LOSS
                             DEFERRED        RECOGNIZED
                             --------        ----------
                                $14            $742

    The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the Schedules of Investments) consist of undistributed ordinary income of $23 and undistributed long-term capital gains of $0. The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statement of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

                           VIRTUS INSTITUTIONAL TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2009


11. RECLASSIFICATION OF CAPITAL ACCOUNTS
    ($ REPORTED IN THOUSANDS)

    For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset value of the Fund. As of December 31, 2009, the Fund recorded reclassifications to increase (decrease) the accounts as listed below:

                   CAPITAL PAID
                       IN ON
                    SHARES OF        UNDISTRIBUTED         ACCUMULATED
                    BENEFICIAL       NET INVESTMENT       NET REALIZED
                     INTEREST        INCOME (LOSS)         GAIN (LOSS)
                   ------------      --------------       ------------
                       $(12)               $10                 $2

12. RECENT ACCOUNTING PRONOUNCEMENTS

    In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

13. SUBSEQUENT EVENT

    Management has evaluated the impact of all subsequent events on the Fund through February 23, 2010, the date the financial statements were available for issuance, and has determined that the following subsequent event requires recognition or disclosure in the financial statements.

    PNC Global Investment Servicing (U.S.) Inc. provides certain sub-administrative services to the Fund. Additionally, PFPC Trust Company provides custodian services to the Fund.

    On February 2, 2010, The PNC Financial Services Group, Inc. ("PNC") entered into a Stock Purchase Agreement (the "Stock Purchase Agreement") with The Bank of New York Mellon Corporation ("BNY Mellon"). Upon the terms and subject to the conditions set forth in the Stock Purchase Agreement, which has been approved by the board of directors of each company, PNC will sell to BNY Mellon (the "Stock Sale") 100% of the issued and outstanding shares of PNC Global Investment Servicing Inc., an indirect, wholly-owned subsidiary of PNC. The Stock Sale includes PNC Global Investment Servicing (U.S.) Inc., and PFPC Trust Company and is expected to close in the third quarter of 2010.

                     REPORT OF INDEPENDENT REGISTERED PUBLIC
                                 ACCOUNTING FIRM


[GRAPHIC OMITTED]
PRICEWATERHOUSECOOPERS


To the Board of Trustees of
Virtus Institutional Trust and Shareholders of
Virtus Institutional Bond Fund

      In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Virtus Institutional Bond Fund, constituting Virtus Institutional Trust, hereafter referred to as the "Trust," at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the periods then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondences with the custodian, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
February 23, 2010

                           VIRTUS INSTITUTIONAL TRUST
                             TAX INFORMATION NOTICE
                         DECEMBER 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------------

      For the fiscal year ended December 31, 2009, the Institutional Bond Fund makes the following disclosures for federal income tax purposes. Below is listed the percentage, or the maximum amount allowable, of its ordinary income dividends ("QDI") to quality for the lower tax rates applicable to individual shareholders, and the percentage of ordinary income dividends earned by the Fund which qualifies for the dividends received deduction ("DRD") for corporate shareholders. The Fund designates the amount below, or if subsequently different, as long-term capital gains dividends ("LTCG") ($ reported in thousands). The actual percentages for the calendar year will be designated in the year-end tax statements.

                           QDI            DRD         LTCG
                           ---            ---         ----
                            0%             0%         $--

--------------------------------------------------------------------------------

              CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                            BY THE BOARD OF TRUSTEES
                                DECEMBER 31, 2009
                                   (UNAUDITED)


    The Board of Trustees of the Trust, along with the Boards of Trustees of the other trusts in the Virtus Mutual Funds family of funds (collectively, the "Board"), are responsible for determining whether to approve the establishment and continuation of each investment advisory and sub-advisory agreement (each, an "Agreement") applicable to the Virtus Mutual Funds (collectively, the "Funds"). At meetings held on November 17 - 19, 2009, the Board, including a majority of the independent Trustees, considered and approved the continuation of each Agreement, as further discussed below. In approving each Agreement, the Board determined that the continued retention of the applicable adviser or subadviser was in the best interests of the Funds and their shareholders. The Trustees considered each Fund separately, though they also collectively took into account those interests that all the Funds had in common.

    In reaching their decisions, the Board considered information furnished throughout the year at regular Board meetings as well as information prepared specifically in connection with the annual review process. During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. The Board's determination contemplated a number of factors that the Trustees believed, in light of the legal advice furnished to them as well as their own business judgment, to be relevant. Some of the factors that the Board considered are described below, although the Trustees did not identify any particular information or factor as controlling but instead considered the Agreements in the totality of the circumstances. Each individual Trustee may have evaluated the information presented differently, giving different weights to different factors.

    NATURE, EXTENT AND QUALITY OF SERVICES. The majority of the Funds(1) are managed using a "manager of managers" structure that generally involves the use of one or more subadvisers to manage some or all of a Fund's portfolio. Under this structure, Virtus Investment Advisers, Inc. ("VIA") is responsible for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Agreement with VIA, therefore, the Trustees considered VIA's process for supervising and managing the Funds' subadvisers, including (a) VIA's ability to select and monitor the subadvisers; (b) VIA's ability to provide the services necessary to monitor the subadvisers' compliance with the Funds' respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA's ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (d) the experience, capability and integrity of VIA's management and other personnel; (e) the financial position of VIA;
    (f) the quality of VIA's own regulatory and legal compliance policies, procedures and systems; (g) the nature, extent and quality of administrative and other services provided by VIA to the Funds; and (h) VIA's supervision of the Funds' other service providers. Finally, the Board also noted the extent of benefits that are provided to Fund shareholders as a result of being part of the family of Virtus Mutual Funds, including the right to exchange investments between Funds within the same class without a sales charge, the ability to reinvest Fund dividends into other Funds and the right to combine holdings in other Funds to obtain a reduced sales charge.


----------
(1) During the period being reported, the only Funds that did not employ a manager of managers structure were Virtus Growth & Income Fund, which is a series of Virtus Equity Trust; and Virtus Alternatives Diversifier Fund and Virtus CA Tax-Exempt Bond Fund, each of which is a series of Virtus Opportunities Trust. VIA acted as the adviser for these Funds without employing a subadviser, and the Board considered the VIA Agreement with respect to these Funds in that context.

              CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                            BY THE BOARD OF TRUSTEES
                          DECEMBER 31, 2009 (CONTINUED)
                                   (UNAUDITED)


    With respect to the sub-advisory Agreements, the Board noted that each full-service subadviser(2) provided portfolio management, compliance with the respective Fund's investment policies and procedures, compliance with applicable securities laws and assurances thereof. In considering the renewal of the sub-advisory Agreements, therefore, the Board considered each subadviser's investment management process, including (a) the experience, capability and integrity of the subadviser's management and other personnel committed by the subadviser to its respective Fund(s); (b) the financial position of the subadviser; (c) the quality and commitment of the subadviser's regulatory and legal compliance policies, procedures and systems; and (d) the subadviser's brokerage and trading practices.

    After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each subadviser were reasonable and beneficial to the Funds and their shareholders.

    INVESTMENT PERFORMANCE. The Board placed significant emphasis on its consideration of the investment performance of the Funds, in view of its importance to shareholders, and evaluated Fund performance in the context of the special considerations that a manager-of-managers structure requires. The Board also considered that VIA continued to be proactive in seeking to replace and/or add subadvisers as necessary, with a view toward improving Fund performance over the long term.

    While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report (the "Lipper Report") for the Funds prepared by Lipper Inc. ("Lipper") and furnished specifically for the contract renewal process. (Lipper is an independent provider of investment company data retained by the Funds for this purpose.) The Lipper Report presented each Fund's short-term and long-term performance relative to a peer group of other mutual funds and relevant benchmarks, as selected by Lipper. The Board considered the composition of each peer group, selection criteria and the appropriateness of the benchmark used for each Fund. The Board also assessed each Fund's performance in the context of its review of the fees and expenses of each Fund as well as VIA's profitability.

    The Board noted that while many of the Funds had generally performed in line with their respective benchmarks and peer groups during the periods measured, some of the Funds had underperformed in comparison with their respective benchmarks and/or peer groups. Where significant, the Board extensively considered the performance of the underperforming Funds and the reasons for the performance issues. The Board discussed the possible reasons for the underperformance with VIA, and spoke with representatives from VIA regarding plans to monitor and address performance issues during the coming year.

    The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Funds' overall investment performance was reasonable, and concluded that VIA's and each subadviser's performance record and process in managing the Funds merited approval of the continuation of the Agreements. However, the Board noted that certain Funds' performance would continue to be closely monitored and it expected that if performance over a longer period of time did not improve the adviser would recommend that the subadviser be replaced in a timely manner.



----------
(2) F-Squared Investments, Inc. is the sub-adviser to Virtus AlphaSector(SM) Allocation Fund and Virtus AlphaSector(SM) Rotation Fund but provides limited services in this role. The Board considered both the VIA Agreement and the applicable sub-advisory Agreement in this context.

              CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                            BY THE BOARD OF TRUSTEES
                          DECEMBER 31, 2009 (CONTINUED)
                                   (UNAUDITED)


    PROFITABILITY. The Board also considered the level of profits realized by VIA and its affiliates in connection with the operation of the Funds. In this regard, the Board reviewed the analysis presented regarding the overall profitability of VIA for its management of the Virtus Mutual Funds, as well as its profits and those of its affiliates for managing and providing other services to each Fund. In addition to the fees paid to VIA and its affiliates, the Trustees considered any other benefits derived by VIA or its affiliates from their relationship with the Funds. Specific attention was paid to the methodology used to allocate costs to each Fund, in recognition of the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocations appeared reasonable, and concluded that the profitability to VIA from each Fund was reasonable in light of the quality of all services rendered to the Funds by VIA and its affiliates.

    The Board did not separately review profitability information for each subadviser, noting that the sub-advisory fees are paid by VIA rather than the Funds, so that Fund shareholders are not directly impacted by those fees.

    MANAGEMENT FEES AND TOTAL EXPENSES. In evaluating the management fees and total expenses of each Fund, the Board reviewed information provided by VIA and comparisons to other funds in each Fund's peer group as presented in the Lipper Report. The Board noted that certain Funds had higher gross expenses when expressed as a percentage of net assets than those of such Funds' larger peers, which the Trustees considered in the context of these Funds' expectations for future growth. In addition, the Board noted that as part of the contract renewal process, it had voted for the advisory fees for certain of the Funds to be changed from flat fees to fees containing breakpoints and that such changes would reduce the fees paid by the Funds to VIA.(3) It was noted by the Board that Fund Management had represented that with respect to such fee changes, VIA would not reduce the quality or quantity of its services, and that its obligations would remain the same in all respects. Finally, the Board also noted that several of the Funds had fee waivers and/or expense caps in place to limit the total expenses incurred by the Funds and their shareholders. Based upon the information presented by VIA and Lipper, the Trustees then determined, in the exercise of their business judgment, that the management fees charged by VIA and the total expenses of the Funds were reasonable, both on an absolute basis and in comparison with the fees and expenses of other funds in each Fund's peer group and the industry at large.

    The Board did not receive comparative fee information relating specifically to sub-advisory fees, in light of the fact that the sub-advisory fees are paid by VIA and not by the Funds, so that Fund shareholders are not directly impacted by those fees.

    ECONOMIES OF SCALE. The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and that fee waivers and/or expense caps were also in place for several of the Funds. The Board determined that VIA and the Funds likely would achieve certain economies of scale, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.

    In considering the sub-advisory Agreements, the Board also considered the existence of any economies of scale and whether they would be passed along to the Funds' shareholders, but noted that any such economies would likely be generated at the Fund level rather than at the subadviser level.


----------
(3) During the period being reported, the only Funds that had such changes were Virtus Balanced Allocation Fund, Virtus Emerging Markets Opportunities Fund, Virtus Mid-Cap Value Fund and Virtus Small-Cap Core Fund, each a series of Virtus Equity Trust; Virtus Core Equity Fund, Virtus Short/Intermediate Bond Fund and Virtus Value Equity Fund, each a series of Virtus Insight Trust, and, Virtus Bond Fund and Virtus Mid-Cap Value Fund, each a series of Virtus Opportunities Fund.

                       FUND MANAGEMENT TABLES (UNAUDITED)

    Information pertaining to the Trustees and officers of the Trust as of December 31, 2009, is set forth below. The statement of additional information
(SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361. The address of each individual, unless otherwise noted, is 100 Pearl Street, Hartford, CT 06103-4506. There is no stated term of office for Trustees of the Trust.

                              INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
  NAME, YEAR OF BIRTH,                    PRINCIPAL OCCUPATION(S)
    YEAR ELECTED AND                      DURING PAST 5 YEARS AND
NUMBER OF FUNDS OVERSEEN            OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------------------------------------
Leroy Keith, Jr.               Chairman, BLOC Global Services Group, LLC (since
YOB: 1939                      2010). Managing Director, Almanac Capital
Elected: 1993                  Management (commodities business) (2007-2008).
46 Funds                       Partner, Stonington Partners, Inc. (private
                               equity firm) (2001-2007). Director/Trustee,
                               Evergreen Funds (88 portfolios).
--------------------------------------------------------------------------------
Philip R. McLoughlin           Partner, Cross Pond Partners, LLC (2006-Present).
YOB: 1946                      Director, World Trust Fund. Chairman and Trustee,
Elected: 1993                  The Phoenix Edge Series Fund. Director, DTF
49 Funds                       Tax-Free Income Fund, Inc., Duff & Phelps Utility
                               and Corporate Bond Trust, Inc. and DNP Select
                               Income Fund, Inc. Managing Director, SeaCap,
                               Asset Management Fund I L.P. Managing Director,
                               SeaCap Partners, LLC (Investment Advisory
                               Business).
--------------------------------------------------------------------------------
Geraldine M. McNamara          Retired. Managing Director, U.S. Trust Company of
YOB: 1951                      New York (private bank) (1982-2006). Director,
Elected: 2001                  DTF Tax-Free Income Fund, Inc., Duff & Phelps
49 Funds                       Utility and Corporate Bond Trust, Inc. and DNP
                               Select Income Fund, Inc.
--------------------------------------------------------------------------------
James M. Oates                 Managing Director, Wydown Group (consulting firm)
YOB: 1946                      (1994-present). Chairman, Hudson Castle Group,
Elected: 1993                  Inc. (formerly IBEX Capital Markets, Inc.)
46 Funds                       (financial services) (1997-2006). Director,
                               Stifel Financial. Chairman and Trustee, John
                               Hancock Trust (93 portfolios) and John Hancock
                               Funds II (74 portfolios). Non-Executive Chairman,
                               Hudson Castle Group, Inc.
--------------------------------------------------------------------------------
Richard E. Segerson            Managing Director, Northway Management Company
YOB: 1946                      (1998-present).
Elected: 1998
46 Funds
--------------------------------------------------------------------------------
Ferdinand L.J. Verdonck        Retired. Director, Galapagos N.V.
YOB: 1942                      (biotechnology). Mr. Verdonck is also a director
Elected: 2004                  of several non-U.S. companies.
46 Funds
--------------------------------------------------------------------------------


                               INTERESTED TRUSTEE

    The individual listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

--------------------------------------------------------------------------------
  NAME, YEAR OF BIRTH,                    PRINCIPAL OCCUPATION(S)
    YEAR ELECTED AND                      DURING PAST 5 YEARS AND
NUMBER OF FUNDS OVERSEEN            OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------------------------------------
George R. Aylward(1)           Director, President and Chief Executive Officer
YOB: 1964                      (2008-present), Director and President
Elected: 2006                  (2006-2008), Chief Operating Officer (2004-2006),
48 Funds                       Vice President, Finance (2001-2002), Virtus
                               Investment Partners, Inc. and/or certain of its
                               subsidiaries. Various senior officer and
                               directorship positions with Virtus affiliates
                               (2005-present). Senior Executive Vice President
                               and President, Asset Management (2007-2008),
                               Senior Vice President and Chief Operating
                               Officer, Asset Management (2004-2007), Vice
                               President and Chief of Staff (2001-2004), The
                               Phoenix Companies, Inc. Various senior officer
                               and directorship positions with Phoenix
                               affiliates (2005-2008). President (2006-present),
                               Executive Vice President (2004-2006), the Virtus
                               Mutual Funds Family. Chairman, President and
                               Chief Executive Officer, The Zweig Fund Inc. and
                               The Zweig Total Return Fund Inc. (2006-present).
--------------------------------------------------------------------------------

(1) Mr. Aylward is an "interested person," as defined in the Investment Company Act of 1940, by reason of his relationship with Virtus Investment Partners, Inc. and/or its affiliates.

                   OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES
--------------------------------------------------------------------------------
                     POSITION(S) HELD WITH
NAME, ADDRESS AND     TRUST AND LENGTH OF        PRINCIPAL OCCUPATION(S)
  YEAR OF BIRTH           TIME SERVED              DURING PAST 5 YEARS
--------------------------------------------------------------------------------
Nancy G. Curtiss     Senior Vice President    Executive Vice President, Head of
YOB: 1952            since 2006.              Operations (since 2009), Senior
                                              Vice President, Operations
                                              (2008-2009), Vice President, Head
                                              of Asset Management Operations
                                              (2007-2008), Vice President
                                              (2003-2007), Virtus Investment
                                              Partners, Inc. and/or certain of
                                              its subsidiaries. Ms. Curtiss is
                                              also Treasurer of various other
                                              investment companies within the
                                              Virtus Mutual Funds Complex
                                              (1994-present). Assistant
                                              Treasurer (2001-2009), VP
                                              Distributors, Inc. (f/k/a Phoenix
                                              Equity Planning Corporation).
--------------------------------------------------------------------------------
Francis G. Waltman   Senior Vice President    Executive Vice President, Head of
YOB: 1962            since 2008.              Product Management (since 2009),
                                              Senior Vice President, Asset
                                              Management Product Development
                                              (2008-2009), Senior Vice
                                              President, Asset Management
                                              Product Development (2005-2007),
                                              Virtus Investment Partners, Inc.
                                              and/or certain of its
                                              subsidiaries. Director
                                              (2008-present), Director and
                                              Senior President (2006-2007), VP
                                              Distributors, Inc. (f/k/a Phoenix
                                              Equity Planning Corporation).
                                              Director and Senior Vice
                                              President, Virtus Investment
                                              Advisers, Inc. (2008-present).
--------------------------------------------------------------------------------
Marc Baltuch         Vice President and       Chief Compliance Officer,
c/o Zweig-DiMenna    Chief Compliance         Zweig-DiMenna Associates LLC
Associates, LLC      Officer since 2004.      (1989-present). Vice President,
900 Third Avenue                              and Chief Compliance Officer, The
New York, NY 10022                            Zweig Total Return Fund, Inc.
YOB: 1945                                     (2004-present). Vice President,
                                              and Chief Compliance Officer, The
                                              Zweig Fund, Inc. (2004-present).
                                              President and Director of
                                              Watermark Securities, Inc.
                                              (1991-present). Assistant
                                              Secretary, Gotham Advisors Inc.
                                              (1990-2005).
--------------------------------------------------------------------------------
W. Patrick Bradley   Chief Financial          Senior Vice President, Fund
YOB: 1972            Officer and              Administration (since 2009), Vice
                     Treasurer since 2005.    President, Fund Administration
                                              (2007-2009), Second Vice
                                              President, Fund Control & Tax
                                              (2004-2006), Virtus Investment
                                              Partners, Inc. and/or certain of
                                              its subsidiaries. Vice President,
                                              Chief Financial Officer, Treasurer
                                              and Principal Accounting Officer
                                              (2006-present), Assistant
                                              Treasurer (2004-2006), The Phoenix
                                              Edge Series Fund. Chief Financial
                                              Officer and Treasurer
                                              (2005-present), Assistant
                                              Treasurer (2004-2006), certain
                                              funds within the Virtus Mutual
                                              Funds Family.
--------------------------------------------------------------------------------
Kevin J. Carr        Vice President,          Senior Vice President (since
YOB: 1954            Chief Legal Officer,     2009), Counsel and Secretary
                     Counsel and              (2008-present) and Vice President
                     Secretary since 2005.    (2008-2009), Virtus Investment
                                              Partners, Inc. and/or certain of
                                              its subsidiaries. Vice President
                                              and Counsel, Phoenix Life
                                              Insurance Company (2005-2008).
                                              Compliance Officer of Investments
                                              and Counsel, Travelers Life &
                                              Annuity Company (January 2005-May
                                              2005). Assistant General Counsel
                                              and certain other positions, The
                                              Hartford Financial Services Group
                                              (1995-2005).
--------------------------------------------------------------------------------

VIRTUS INSTITUTIONAL TRUST
101 Munson Street
Greenfield, MA 01301-9668



TRUSTEES
George R. Aylward
Leroy Keith, Jr.
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L.J. Verdonck

OFFICERS
George R. Aylward, President
Nancy G. Curtiss, Senior Vice President
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and
   Chief Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Senior Vice President, Chief
   Legal Officer, Counsel and Secretary

INVESTMENT ADVISER
Virtus Investment Advisers, Inc.
100 Pearl Street
Hartford, CT 06103-4506

PRINCIPAL UNDERWRITER
VP Distributors, Inc.
100 Pearl Street
Hartford, CT 06103-4506

TRANSFER AGENT
VP Distributors, Inc.
100 Pearl Street
Hartford, CT 06103-4506

CUSTODIAN
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19155-3111

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
PricewaterhouseCoopers LLP
2001 Market Street
Philadelphia, PA 19103-7042

HOW TO CONTACT US
Mutual Fund Services      1-800-243-1574
Adviser Consulting Group  1-800-243-4361
Telephone Orders          1-800-367-5877
Text Telephone            1-800-243-1926
Web site                      VIRTUS.COM




--------------------------------------------------------------------------------

IMPORTANT NOTICE TO SHAREHOLDERS

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

--------------------------------------------------------------------------------

                                                             -------------
                                                               PRSRT STD
                                                             U.S. POSTAGE
                                                                 PAID
                                                             LANCASTER, PA
                                                              PERMIT 1793
                                                             -------------

                 VIRTUS
              MUTUAL FUNDS


c/o State Street Bank and Trust Company
             P.O. Box 8301
          Boston, MA 02266-8301




For more information about Virtus mutual funds, please call your financial representative, or contact us at 1-800-243-1574 or VIRTUS.COM



8001                                                                       02-10

ITEM 2.  CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR.

     (d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph
         (b) of the instructions for completion of this Item.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's Board of Trustees has determined that the Registrant has an "audit committee financial expert" serving on its Audit Committee.

(a)(2) James M. Oates has been determined by the Registrant to possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert." Mr. Oates is an "independent" trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

(a)(3)   Not applicable.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $26,103 for 2009 and $50,950 for 2008.

Audit-Related Fees
------------------

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $2,687 for 2009 and $4,182 for 2008. This represents the review of the semi-annual financial statements, and out of pocket expenses.

Tax Fees
--------

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $4,994 for 2009 and $9,250 for 2008.

     "Tax Fees" are those primarily associated with review of the Trust's tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust's financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund's federal income and excise tax returns.

All Other Fees
--------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2009 and $0 for 2008.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         The Virtus Institutional Trust (the "Fund") Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Board. As noted above, the Board must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund's Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Board believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Board without consideration on a specific case-by-case basis ("general pre-approval").

         The Audit Committee has determined that Mr. James M. Oates, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In any event, the Board is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

  (e)(2) The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) 100% for 2009 and 100% for 2008

                           (c) 100% for 2009 and 100% for 2008

                           (d) Not applicable

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $446,121 for 2009 and $1,624,671 for 2008.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Virtus Institutional Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       March 8, 2010
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       March 8, 2010
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date                       March 8, 2010
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.